Income Taxes Deferred income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Current Fiscal Year End Date	--12-31
Operating Loss Carryforwards	$ 585	$ 423	$ 376	$ 1,759
Valuation Allowance, Amount	33	38	$ 695	$ 172
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Inventory	12	13
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	2	8
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	9	5
Non current deferred tax asset - amortization	43	24
Non current deferred tax asset - Depreciation	0	0
Non current deferred tax asset - Pension	128	134
Non current deferred tax asset - Net operating losses	87	24
Non current deferred tax asset - Branch accounting future credits	26	29
Non current deferred tax asset - Reserves	7	5
Non current deferred tax asset - Deferred interest deductions	0	0
Non current deferred tax asset - Other	1	0
Deferred Tax Assets, Gross	344	266
Valuation Allowance, Amount	243	106
Deferred Tax Assets, Net of Valuation Allowance	101	160
Current deferred tax liability - Inventory	0	0
Current deferred tax liability - Provision for expenses related to timing	0	0
Non current deferred tax liability - Amortization	0	0
Non current deferred tax liability - Depreciation	101	160
Non current deferred tax liability - Other	0	0
Deferred Tax Liabilities, Gross	101	160
Deferred taxes, net	0	0
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Inventory	3	4
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	2	2
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	6	4
Non current deferred tax asset - amortization	19	0
Non current deferred tax asset - Depreciation	2	18
Non current deferred tax asset - Pension	37	47
Non current deferred tax asset - Net operating losses	103	124
Non current deferred tax asset - Branch accounting future credits	0	0
Non current deferred tax asset - Reserves	0	0
Non current deferred tax asset - Deferred interest deductions	65	60
Non current deferred tax asset - Other	2	15
Deferred Tax Assets, Gross	240	277
Valuation Allowance, Amount	176	203
Deferred Tax Assets, Net of Valuation Allowance	64	74
Current deferred tax liability - Inventory	6	9
Current deferred tax liability - Provision for expenses related to timing	1	2
Non current deferred tax liability - Amortization	38	48
Non current deferred tax liability - Depreciation	65	58
Non current deferred tax liability - Other	15	26
Deferred Tax Liabilities, Gross	125	143
Deferred taxes, net	$ (61)	$ (69)